Provisions and contingent liabilities, Components of Provisions (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Provisions [Abstract]
Current provisions	$ 65.7	$ 49.7
Non-current provisions	19.8	22.5
Provisions	85.5	72.2
Onerous Leases and Dilapidations [Member]
Provisions [Abstract]
Current provisions	11.6
Non-current provisions	13.8
Provisions	25.4	16.9
Restructuring [Member]
Provisions [Abstract]
Current provisions	19.0
Non-current provisions	4.0
Provisions	23.0	30.8
Legal [Member]
Provisions [Abstract]
Current provisions	25.0
Non-current provisions	0.0
Provisions	25.0	9.7
Other [Member]
Provisions [Abstract]
Current provisions	10.1
Non-current provisions	2.0
Provisions	$ 12.1	$ 14.8